Note 14 - Other events	12 Months Ended
Jul. 31, 2012
Subsequent Events [Abstract]
Note 14 - Other events

Note 14 - Other events:

Subsequent to the period covered by this report, the Company has further extended the agreement with Papadias for a further year. The Company will be required to perform under the contract by October 31, 2013.

On December 14, 2012, the Company received notice from the Alberta Securities Commission that the Alberta Securities Commission had determined that the Company had met the requirements in Multi-Lateral Instrument 51-105 and was therefore designated by the Alberta Securities Commission as an “OTC Reporting Issuer in Alberta”. Concurrent with the notice the Alberta Securities Commission issued a cease trade order whereby no trading of securities of the Company may take place in the Province of Alberta. The Company intends to review the policies and to make all required filings.

In accordance with FASB pronouncements regarding subsequent events, we have evaluated subsequent events through May 7, 2013, and we believe there are no subsequent events required to be disclosed pursuant to this pronouncement.